16. GENERAL AND ADMINISTRATIVE EXPENSES: Schedule of General and Administrative Expenses (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Details
Bad debt		$ 2,977	$ 0	$ 0
Bank service charges		5,910	5,916	3,969
Filing and registration fees		37,715	72,076	94,029
Foreign exchange		6,350	150	692
Insurance		38,283	33,557	18,147
Investor relations		1,265	1,990	9,974
Office maintenance		17,550	49,713	86,700
Payroll		0	0	68,417
Rent		5,268	15	50,336
Travel		5,259	35,420	45,426
General and administrative	[1]	$ 120,577	$ 198,837	$ 377,690

[1]	Note 16.